Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
SUPPLEMENTAL SCHEDULE
UBS FINANCIAL SERVICES INCORPORATED OF
PUERTO RICO SAVINGS PLUS PLAN
EIN: 13-3074649
Plan #: 003
Schedule H, Line 4(i)—Schedule of Assets (Held at End of Year)
As of December 31, 2025

Security Description / Asset ID	Shares /Par Value	Cost	Current Value
Corporate Stock - Common
Germany - USD
ADR BAYER A G SPONSORED ADR CUSIP : 072730302	5,326.000	49,775.07	57,627.32
SAP SE-SPONSORED ADR CUSIP : 803054204	252.000	48,525.64	61,213.32
Total Germany - USD		98,300.71	118,840.64
Netherlands - USD
ADR ASML HLDG NV NY REG 2012 (POST REV SPLIT) CUSIP : N07059210	50.000	39,596.20	53,493.00
AERCAP HOLDINGS N.V. EUR0.01 CUSIP : N00985106	588.000	44,680.88	84,530.88
Total Netherlands - USD		84,277.08	138,023.88
Switzerland - USD
UBS GROUP AG COMMON STOCK CUSIP : H42097107	51,540.000	921,544.81	2,386,817.40
Total Switzerland - USD		921,544.81	2,386,817.40
Taiwan - USD
ADR TAIWAN SEMICONDUCTOR MANUFACTURING ADS REP 5 TWD10 CUSIP : 874039100	304.000	41,622.87	92,382.56
Total Taiwan - USD		41,622.87	92,382.56
United Kingdom - USD
LONDON STOCK EXCHANGE GROUP ADR CUSIP : 54211Y107	4,662.000	150,061.75	142,517.34
ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG ORD SH CUSIP : 780259305	507.000	32,813.37	37,254.36
Total United Kingdom - USD		182,875.12	179,771.70
United States - USD
ALPHABET INC CAP STK USD0.001 CL C CUSIP : 02079K107	310.000	42,164.93	97,278.00
AMAZON COM INC COM CUSIP : 023135106	674.000	106,265.46	155,572.68
AON PLC CUSIP : G0403H108	129.000	38,568.06	45,521.52
CAPITAL ONE FINL CORP COM CUSIP : 14040H105	378.000	50,201.83	91,612.08
CHARTER COMMUNICATIONS INC NEW CL A CL A CUSIP : 16119P108	3.000	938.98	626.25
COM ALCOA CORPORATION COM USD0.01 CUSIP : 013872106	922.000	35,106.17	48,995.08
COMCAST CORP NEW-CL A CUSIP : 20030N101	2,381.000	90,244.79	71,168.09
CONOCOPHILLIPS COM CUSIP : 20825C104	1,162.000	117,514.27	108,774.82
DANAHER CORP COM CUSIP : 235851102	370.000	73,825.09	84,700.40
ELEVANCE HEALTH INC CUSIP : 036752103	85.000	35,150.96	29,796.75
ESTEE LAUDER COMPANIES INC CL A USD0.01 CUSIP : 518439104	495.000	36,649.13	51,836.40
HILTON WORLDWIDE HLDGS INC COM NEW COM NEW CUSIP : 43300A203	100.000	15,679.21	28,725.00
HUMANA INC COM CUSIP : 444859102	184.000	54,797.21	47,127.92
INTUIT COM CUSIP : 461202103	30.000	17,968.70	19,872.60
LENNAR CORP CL A CL A CUSIP : 526057104	634.000	74,585.37	65,175.20
LIBERTY BROADBAND CORP COM SER A COM SERA CUSIP : 530307107	107.000	12,792.22	5,165.96
LIBERTY BROADBAND CORP COM SER C COM SERC CUSIP : 530307305	312.000	27,541.79	15,163.20
MARTIN MARIETTA MATLS INC COM CUSIP : 573284106	20.000	9,581.36	12,453.20
MERCADOLIBRE INC COM STK CUSIP : 58733R102	24.000	48,344.17	48,342.24
META PLATFORMS INC COM USD0.000006 CL ‘A’ CUSIP : 30303M102	67.000	23,092.39	44,226.03
MICROSOFT CORP COM CUSIP : 594918104	217.000	69,916.36	104,945.54
PTC INC COM CUSIP : 69370C100	139.000	22,690.29	24,215.19
UNITEDHEALTH GROUP INC COM CUSIP : 91324P102	336.000	122,610.51	110,916.96
VULCAN MATERIALS CO COM CUSIP : 929160109	40.000	9,315.04	11,408.80
WOODWARD INC COM CUSIP : 980745103	249.000	38,381.79	75,277.68
WORKDAY INC CL A COM USD0.001 CUSIP : 98138H101	452.000	106,918.46	97,080.56
Total United States - USD		1,280,844.54	1,495,978.15
Total Corporate Stock - Common		2,609,465.13	4,411,814.33

Security Description / Asset ID	Shares /Par Value	Cost	Current Value
Participant Loans
United States - USD
UBS PR LOAN ASSET CUSIP : 000810283	780,253.860	780,253.86	780,253.86
Total United States - USD		780,253.86	780,253.86
Total Participant Loans		780,253.86	780,253.86

Value of Interest in Common/Collective Trusts
United States - USD
MFO PRUDENTIAL CORE PLUS BOND FUND CLASS 5 032884 74443R100 CUSIP : 74443R100	9,797.940	1,806,882.17	1,973,599.05
MFO SSGA GLOBAL ALL CAP EQUITY EX-US INDEX NL SERIES FD - CL K CUSIP : 85744W531	32,942.940	506,098.97	685,937.90
MFO SSGA RUSSELL SMALL/MID CAP INDEX NON- LENDING SERIES FUND CLASS K CUSIP : 85744W242	40,099.460	912,758.99	1,197,209.48
MFO STATE STR GLOBAL ADVISORS TR CO INV US BD INDEX NON LENDING SER FD CL M CUSIP : 857480404	30,604.220	347,588.31	368,872.66
NT COLLECTIVE GOVT SHORT TERM INVT FD CUSIP : 66586U445	5,018,055.450	5,018,055.45	5,018,055.45
NT COLLECTIVE SHORT TERM INVT FD CUSIP : 66586U452	0.000	0.00	0.00
MFO STATE STR GLOBAL ADVISORS TR CO INV S&P 500 INDEX NON-LENDING SER FD CL M CUSIP : 856917729	951,604.630	9,827,048.94	11,323,143.49
Total United States - USD		18,418,432.83	20,566,818.03
Total Value of Interest in Common/Collective Trusts		18,418,432.83	20,566,818.03

Value of Interest in Registered Investment Companies
Emerging Markets Region - USD
MFO AMERICAN BEACON FUNDS NINETY ONE EMERGING MARKETS EQUITY FD R6 CUSIP : 02452A692	20,878.940	283,834.08	259,734.01
Total Emerging Markets Region - USD		283,834.08	259,734.01
Global Region - USD
MFO NATIXIS FUNDS TRUST I MIROVA GLOBAL SUSTAINABLE FUND Y USD INC CUSIP : 63872R533	4,024.750	82,079.84	88,946.98
Total Global Region - USD		82,079.84	88,946.98
International Region - USD
MFO ARTISAN FDS INC INTL FD INSTL SHS CUSIP : 04314H402	8,302.040	255,068.29	249,559.32
MFO GALLERY TR MONDRIAN INTL EQUITY FD CUSIP : 36381Y108	9,206.290	140,221.34	159,545.01
Total International Region - USD		395,289.63	409,104.33
United States - USD
MFO LOOMIS SAYLES INVT TR FORMERLY LOOMIS S CUSIP : 543495691	2,182.230	35,280.02	33,911.85
MFO T ROWE PRICE INSTITUTIONAL EQUITY FDS LARGE-CAP GROWTH FD CUSIP : 45775L408	30,908.000	1,935,986.46	2,626,252.76
MFO VANGUARD CHESTER FDS INSTITUTIONAL TARGET RETIREMENT 2070 CUSIP : 92202E664	3,771.760	96,496.32	120,017.40
MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2020 FD CUSIP : 92202E805	110,729.510	3,003,284.06	3,039,525.05
MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2030 FD CUSIP : 92202E888	160,837.380	5,176,348.96	6,808,246.30
MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2040 FD CUSIP : 92202E870	60,446.910	2,089,250.81	3,019,323.15
MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2050 FD CUSIP : 92202E862	12,670.200	539,173.84	751,089.46
MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2060 FD CUSIP : 92202E839	25,089.840	1,118,335.76	1,529,978.44
MFO VANGUARD CHESTER FDS TARGET RETIREMENT 2065 FD INV SHS CUSIP : 92202E680	4,156.710	110,224.56	166,393.10
MFO VANGUARD TARGET RET FD 2025 #304 CUSIP : 92202E409	40,390.460	773,261.61	805,789.68
MFO VANGUARD TARGET RET FD 2035 CUSIP : 92202E508	60,737.710	1,231,485.03	1,662,998.50
MFO VANGUARD TARGET RET FD 2045 #306 CUSIP : 92202E607	56,052.770	1,444,889.74	1,947,273.23
MFO VANGUARD TARGET RET INC FD 308 CUSIP : 92202E102	68,991.200	907,326.73	956,907.94
MFO VANGUARD TARGET RETIREMENT 2055 FUND CUSIP : 92202E847	6,708.770	318,456.07	443,852.22
INVESCO ILLIQUID CUSIP : 998484570	1.000	1,531.34	555.13
Total United States - USD		18,781,331.31	23,912,114.21
Total Value of Interest in Registered Investment Companies		19,542,534.86	24,669,899.53

Other
United States - USD
UBS PUERTO RICO SDBA ASSET CUSIP : 000810457	1.000	13,143,619.39	15,163,758.35
REBATE ACCRUALS CUSIP : 999927320	0.000	0.00	0.00
Total United States - USD		13,143,619.39	15,163,758.35
Total Other		13,143,619.39	15,163,758.35

Payable Other
United States - USD
INVESTMENT MANAGEMENT EXPENSE ACCRUAL CUSIP : 994996916	0.000	0.00	0.00
Total United States - USD		0.00	0.00
Total Payable Other		0.00	0.00

Total		54,494,306.07	65,592,544.10